Share-based compensation (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 class	Dec. 31, 2011	Dec. 31, 2012 Stock Options	Dec. 31, 2011 Stock Options	Dec. 31, 2012 Stock Options Management [Member] tranche	Dec. 31, 2012 Stock Options Chief Executive Officer [Member]	Dec. 31, 2012 RSUs	Dec. 31, 2011 RSUs	Dec. 31, 2012 RSUs Chief Executive Officer [Member]	Mar. 31, 2011 RSUs Chief Executive Officer [Member] right	Feb. 24, 2012 RSUs Executive Officer [Member]	Dec. 27, 2012 RSUs Directors [Member]	Dec. 31, 2012 Restricted Stock [Member]
Equity-based compensation
Number of classes of a share-based plan	2
Units granted (shares)	788,428									200,000	26,832	35,126
Units available for grant (shares)	211,572
Vesting period					3 years
Expiration period					5 years
Number of tranches					2
Vesting percentage based on the passage of time (percent)						50.00%			50.00%
Vesting percentage based on achieving certain performance criteria (percent)						50.00%			50.00%
Contingent right to receive number of common membership units										1
Aggregate intrinsic value	$ 1,100,000
Weighted average remaining contractual term	3 years 6 months
Outstanding, Shares
Balance at the beginning of the period (shares)			409,088
Granted (shares)			135,139
Forfeited (shares)			13,424
Balance at the end of the period (shares)			530,803	409,088
Outstanding, Weighted Average Exercise Price Per Share (in dollars per share)
Balance at the beginning of the period (usd per share)			$ 10.00
Granted (usd per share)			$ 10.25
Forfeited (usd per share)			$ 10.00
Balance at the end of the period (usd per share)			$ 10.06	$ 10.00
Non-Vested, Shares
Balance at the beginning of the period (shares)			303,786
Granted (shares)			135,139
Vested (shares)			(177,758)
Forfeited (shares)			13,424
Balance at the end of the period (shares)			247,743	303,786
Weighted Average Fair Value Per Share
Balance at the beginning of the period (usd per share)			$ 5.50
Granted (usd per share)			$ 5.92
Vested (usd per share)			$ 5.58
Forfeited (usd per share)			$ 5.50
Balance at the end of the period (usd per share)			$ 5.67	$ 5.50
Outstanding and Non-Vested, Shares
Balance at the beginning of the period (shares)							133,334						257,625
Granted (shares)							61,958
Vested (shares)							(88,827)
Forfeited (shares)							(4,333)
Balance at the end of the period (shares)							102,132	133,334					257,625
Outstanding and Non-Vested, Weighted Average Grant Date Fair Value Per Share (in dollars per share)
Balance at the beginning of the period (usd per share)							$ 10.00
Granted (usd per share)							$ 11.30
Vested (usd per share)							$ 10.44
Expired/ cancelled (usd per share)							$ 10.00
Balance at the end of the period (usd per share)							$ 10.40	$ 10.00
Exercisable stock options
Number of vested stock options (shares)			283,060
Weighted average exercise price per share (usd per share)			$ 10.03
Aggregate intrinsic value			585,934.2
Weighted average remaining contractual term			3 years 5 months
Significant fair value assumptions:
Expected term in years			5 years	5 years
Expected volatility (percent)			70.36%	63.43%
Expected dividends (percent)	0.00%	0.00%
Risk-free interest rates (percent)	0.86%	2.27%
Compensation cost
Compensation cost (included in operating expenses):	2,075,000	1,692,000	1,102,000	1,025,000			973,000	667,000
As of period end date:
Total compensation cost for non-vested awards not yet recognized	$ 1,869,000		$ 808,000				$ 1,061,000
Weighted-average years to be recognized			1 year 2 months 12 days				1 year 1 month 6 days